Average Annual Total Returns - Pioneer Solutions - Balanced Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Blended Benchmark (60% MSCI World ND Index/40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Benchmark (60% MSCI World ND Index/40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Benchmark (60% MSCI World ND Index/40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Benchmark (60% MSCI World ND Index/40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) SinceInception	Blended Benchmark (60% MSCI World ND Index/40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) InceptionDate	MSCI World ND Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ND Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World ND Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World ND Index (reflects no deduction for fees, expenses or taxes) SinceInception	MSCI World ND Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	3.49%	4.29%	4.68%	4.86%	Aug. 09, 2004	2.60%	3.14%	3.55%	3.79%	2.33%	3.00%	3.36%	3.62%	9.02%	4.77%	4.55%	4.23%	Aug. 09, 2004	9.66%	5.28%		3.98%	Jul. 01, 2015	10.03%	5.78%	5.56%	5.08%	Sep. 26, 2005	13.31%	9.34%	7.68%	7.06%	Aug. 09, 2004	15.90%	12.19%	9.87%	8.34%	Aug. 09, 2004	7.51%	4.44%	3.84%	4.38%	Aug. 09, 2004